UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

CWCapital LLC

(Exact name of securitizer as specified in its charter)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2012 to March 31, 2012.

Date of Report (Date of filing): May 15, 2012

Commission File Number of securitizer:

Central Index Key Number of securitizer: 0001549487

Chaim Gottesman, (646) 253-8843

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

ITEM 1.02      Periodic Filing of Rule15Ga-1 Representations and Warranties Disclosure.(1)

No Activity to Report.

(1) We have attempted to gather the information required by this FormABS-15G and Rule15Ga-1 by, among other things, (i)identifying asset-backed securities transactions that fall within the scope of Rule15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer (“Covered Transactions”), (ii)gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on FormABS-15G (“Reportable Information”), (iii)identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on our records (“Demand Entities”), and (iv)requesting all Reportable Information from trustees, servicers and other Demand Entities that is within their respective possession and which has not been previously provided to us. However, we cannot be certain that we have obtained all applicable Reportable Information because, among other things, some trustees, servicers and Demand Entities have not agreed to provide Reportable Information or may not have provided complete Reportable Information, and some trustees, servicers and Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us). The information in this FormABS-15G has not been verified by any third party.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CWCAPITAL LLC

	By:	/s/Chaim Gottesman
Name: Chaim Gottesman
Title: Senior Vice President and Assistant General Counsel

Date: May 15, 2012

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